Equity - Summary of Information about Monthly Breakdown of Shares Purchased and the Average Price Paid Per Share (Detail) - Treasury shares purchased during the year [member] - GBP (£)	1 Months Ended							12 Months Ended
	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Total number of shares purchased	1,234,920	20,146,596	8,822,763	6,903,910	8,168,860	8,287,168	7,918,187	61,482,404
Average price paid pence	£ 24.91	£ 24.74	£ 26.28	£ 26.38	£ 25.87	£ 25.35	£ 25.21	£ 25.44
Authorised purchases unutilised at month end	190,290,596	191,525,516	211,672,112	220,494,875	227,398,785	235,567,645	243,854,813	190,290,596
Share buy- back program [member]
Disclosure of classes of share capital [line items]
Number of shares purchased under share buyback programme	1,234,920	20,146,596	8,822,763	6,903,910	8,168,860	8,287,168	5,379,511	58,943,728